Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,339,000.00
Previously Paid Amount	0.00
Total Fee Amount	599.22
Total Offset Amount	0.00
Net Fee	599.22
Narrative - Max Aggregate Offering Price	$ 4,339,000.00
Final Prospectus	true